INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about intangible assets [abstract]
INTANGIBLE ASSETS [Text Block]

8. INTANGIBLE ASSETS

			Product
			Development
Cost	Patent	Rights	Costs	Total
Balance, December 31, 2017	$40,840	$672,959	$328,010	$1,041,809
Impairment	-	-	(328,010)	(328,010)
Balance, December 31, 2018 and 2019	$40,840	$672,959	$-	$713,799
Accumulated Amortization
Balance, December 31, 2017	$32,033	$65,000	$-	$97,033
Amortization	8,807	-	-	8,807
Balance, December 31, 2018 and 2019	$40,840	$65,000	$-	$105,840
Carrying Value
December 31, 2018 and 2019	$-	$607,959	$-	$607,959

During the year ended December 31, 2010, the Company entered into an agreement to acquire a patent related to their manway securement systems. The Company is obligated to pay a 5% royalty in accordance with the agreement (Note 15).

On November 10, 2016, the Company entered into a technology development agreement to acquire all intellectual property rights (the “Products”) of G & J Technologies, Inc. (the “Vendor”) for consideration of $217,946, consisting of $25,000 in cash and 250,000 common shares with a fair value of $192,946. The shares were issued during the year ended December 31, 2017. On November 10, 2016, the Vendor also entered into a consulting agreement with the Company for a fee of $10,000 per month.

In addition, the Company will pay an additional $75,000 in cash and issue 750,000 common shares of the Company to the Vendor based on the following milestones:

• $25,000 cash and 250,000 common shares issuable on the filing of the first new patent application related to the Products (the Company paid the cash and issued the shares with a fair value of $208,486 during the year ended December 31, 2017);

• $25,000 cash and 250,000 common shares issuable on the successful completion of a commercially viable production prototype for the first Product (the Company accrued for the cash payment and shares to be issued with a fair value of $131,527 at December 31, 2017); the cash and shares were issued during the year ended December 31, 2018; and

• $25,000 cash and 250,000 common shares issuable on the completion of the sale of the first ten commercial vehicles incorporating the Products.

The Company is also required to pay a royalty to the Vendor of 2.5% of the net sales earned by the Company, to be paid within 30 days of the end of each calendar quarter. As at December 31, 2019 the Company has not earned any revenue from the sale of the Products.At December 31, 2017, the Company had capitalized $328,010 of internal product development costs related to the construction of equipment. During the year ended December 31, 2018, as part of the testing phase, the equipment was destroyed and accordingly, management impaired the product development costs and recognized an impairment loss of $328,010.